LONG LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
The major categories of property, plant, and equipment were as follows:

(In millions)	December 31, 2013	December 31, 2012
Land	$12.6	$6.0
Buildings	550.8	506.0
Machinery, equipment, and fixtures	650.3	595.7
Construction in progress	260.9	150.4
Accumulated depreciation	(607.1)	(568.2)
Property, plant, and equipment—net	$867.5	$689.9

Schedule of gross carrying value and accumulated amortization by class of intangible assets
The gross carrying value and accumulated amortization by class of intangible assets were as follows:

	As of December 31, 2013			As of December 31, 2012
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Indefinite-lived intangible assets
Trademark(1) .	$34.5	$—	$34.5	$45.3	$—	$45.3
Non-compete agreement(1) .	6.8	—	6.8	8.9	—	8.9
Total	41.3	—	41.3	54.2	—	54.2
Amortizable intangible assets
Computer software	132.8	(79.3)	53.5	132.2	(60.2)	72.0
Distributor-customer relationship(2) 10 year life	3.3	(0.6)	2.7	4.4	(0.7)	3.7
Total	136.1	(79.9)	56.2	136.6	(60.9)	75.7
Total other intangible assets	$177.4	$(79.9)	$97.5	$190.8	$(60.9)	$129.9

Schedule of Expected Amortization Expense [Table Text Block]	Expected amortization expense related to intangible assets is as follows:

(In millions) Years Ending December 31,
2014	$16.0
2015	15.0
2016	12.3
2017	9.4
2018	1.8
Later years	1.7